Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Revenues | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2017	2018	2019
Customer A	11%	19%	*
Customer B	11%	—	—
Customer D	—	—	31%
* Less than 10%
Accounts receivable | Customer risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2018	2019
Customer A	30%	11%
Customer D	—	35%

Costs and expenses | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	For the year ended
	December 31,
Costs and expenses	2017	2018	2019

Supplier IV	—	—	27%

Accounts payable | Supplier risk
Concentration Risk [Line Items]
Summary of concentration of risk

	As of
	December 31,
Accounts payable	2018	2019
Supplier I	16%	*
Supplier IV	—	57%
* Less than 10%